ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 03, 2023	Jan. 06, 2023	Jan. 23, 2024	Jun. 30, 2023	Jun. 15, 2023	Apr. 24, 2023	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' equity								$ 25,951,712		$ 24,532,929	$ 36,043,028	$ 39,284,295
Accumulated deficit								(114,840,372)		(114,022,275)	(91,644,233)
Working capital								1,259,012		(296,193)
Revenue								13,712,528	$ 14,584,473	54,426,402	53,376,874
Net loss								(818,097)	3,868,868	(16,183,018)
Net cash used in operations										7,717,034
Allowance for doubtful accounts								23,658,962		22,799,219
Net receivable balance								528,203		534,263
Depreciation expense								97,539	112,874
Amortization expense								208,833	189,855	793,836	239,841
Other Liabilities								398,838		377,264
Impairment charge										291,980	0
Building Acquision [Member]
Cash		$ 3,950,000				$ 1,054,872
Equity method investment aggregate cost								2,000,020		2,000,020
Pancreta Bank [Member]
Investments in debt and equity securities								$ 16,666
Share Price								$ 0.95
Recurring Fair Value								$ 15,749
Equity Securities								7,665
Equity method investment aggregate cost										7,665	8,479
Greece [Member]
Revenue								$ 13,322,494	$ 14,225,572	52,935,979	$ 50,526,307
Corporate income tax rate								22.00%
Cash					$ 109,330
Intangible assets					425,411
Issuable stock amount					$ 316,081
Shares issued					99,710
United Kingdom [Member]
Corporate income tax rate								25.00%
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Cash				$ 873,600
Issuable stock amount				$ 138,667						138,667
Shares issued				46,377
Asset acquision							$ 5,469,787
Secured Promissory Note							$ 4,457,520
Zip Doctor Inc [Member]
Cash	$ 150,000
Payment of fees	8,788
Intangible assets	$ 158,788
Impairment charge										$ 131,032
Cloudscreen [Member]
Cash			$ 317,880
Shares of common stock issued			280,000
Shares of common fair value			$ 319,200
Asset acquisition			$ 637,080